Average Annual Total Returns - FidelityFreedomIndexFunds-InvestorComboPRO - FidelityFreedomIndexFunds-InvestorComboPRO - Fidelity Freedom Index 2020 Fund	May 30, 2024
Fidelity Freedom Index 2020 Fund - Investor Class | Return Before Taxes
Average Annual Return:
Past 1 year	12.73%
Past 5 years	6.47%
Past 10 years	5.33%
Fidelity Freedom Index 2020 Fund - Investor Class | After Taxes on Distributions
Average Annual Return:
Past 1 year	11.80%
Past 5 years	4.90%
Past 10 years	4.18%
Fidelity Freedom Index 2020 Fund - Investor Class | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	7.69%
Past 5 years	4.70%
Past 10 years	3.91%
LB001
Average Annual Return:
Past 1 year	5.53%
Past 5 years	1.10%
Past 10 years	1.81%
F1903
Average Annual Return:
Past 1 year	12.87%
Past 5 years	6.64%
Past 10 years	5.48%